GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 14:-	GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012, and property and equipment, net as of December 31, 2014 and 2013, by geographic area:

1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2014	2013	2012
Americas, principally U.S.	$729,933	$647,533	$603,605
Europe	550,811	533,717	509,533
Asia, Middle-East and Africa	215,072	212,855	229,557

	$1,495,816	$1,394,105	$1,342,695

2. Property and equipment, net:

	December 31,
	2014	2013
U.S.	$2,857	$3,270
Israel	37,455	33,605
Rest of the world	1,237	1,116

	$41,549	$37,991

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012 by product lines:

	Year ended December 31,
	2014	2013	2012
Product and licenses:
Network security Gateways	$469,097	$441,805	$435,458
Other *)	51,216	55,125	62,153

	520,312	496,930	497,612
Subscriptions:
Network security Gateways	265,021	217,088	170,599
Software updates and maintenance	710,483	680,087	674,484

Total revenues	$1,495,816	$1,394,105	$1,342,695

*)	Comprised of Endpoint security and Security management products, each consists of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2014	2013	2012
Financial income:
Interest income	$65,497	$71,107	$73,711
Realized gain on sale of marketable securities	288	2,311	1,436
Foreign currency re-measurement gain and others	—	893	873

	65,785	74,311	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	33,021	37,903	33,784
Foreign currency re-measurement loss	1,844	—	—
Others	2,158	1,477	1,904

	37,023	39,380	35,688

	$28,762	$34,931	$40,332